Investment Strategy	Jun. 29, 2026
Redwheel International Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies around the world with growth characteristics.

The Fund considers a company to have “growth” characteristics if it is determined by RWC Asset Advisors (US) LLC (“RWC US”), the Fund’s investment adviser, that the company has growth potential in revenue, earnings and/or cash flow. In making this determination, RWC US conducts bottom-up fundamental research, including an in-depth review of a company’s financial statements, management, operations, product development, and industry position. RWC US generally seeks to invest in companies with strong, sustainable cash flows at attractive valuations, especially those positioned to benefit from long-term structural growth trends. RWC US may consider additional factors that can vary over time, including a company’s competitive position, high product or service demand, and accelerating earnings and cash flow growth. RWC US may also consider top-down macroeconomic and thematic factors in evaluating a company’s growth prospects. The Fund invests primarily in companies outside the United States.

The equity securities in which the Fund invests are primarily publicly traded common stocks, but may also include preferred stocks, rights and warrants, equity-equivalent securities such as convertible securities, pooled investment vehicles, including other investment companies, such as exchange-traded funds (“ETFs”), private placements, real estate investment trusts (“REITs”), participation notes (“P-Notes”), and depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. The Fund may also invest in initial public offerings (“IPOs”), primary placings, secondary offerings, and securities of companies with any market capitalization.

The Adviser considers a company to be outside the United States if any of the following apply: (i) the company is organized or maintains its principal place of business outside the United States; (ii) the company’s securities are principally traded on exchanges in countries located outside the United States; (iii) at least 50% of the company’s assets are located outside of the United States; or (iv) at least 50% of the company’s revenue is generated outside of the United States. The Fund may invest in equity securities of companies in developed, emerging and frontier markets. Emerging and frontier market countries for these purposes consist of countries not included in MSCI Developed Market Indices.

In making investment decisions for the Fund, including selecting among companies with growth characteristics and determining portfolio allocations, RWC US combines its bottom-up fundamental research with top-down macroeconomic and thematic analysis. RWC US uses its bottom-up research to evaluate individual companies and its top-down analysis to consider factors such as global economic growth trends, interest rates, inflation, fiscal and monetary policies, and sectoral shifts, which help guide the Fund’s allocation across regions, industries, and individual securities. RWC US believes that its global perspective, coupled with local market expertise, allows the Fund to identify natural growth opportunities worldwide. The Fund employs an active investment style driven by extensive macroeconomic and thematic research, fundamental analysis, and disciplined risk management to capitalize on market inefficiencies and find growth opportunities.

The Fund may invest across multiple sectors and countries worldwide. Depending on the investment opportunities available and RWC US’ macroeconomic views, the Fund’s geographic exposure may significantly vary over time. Based on market or economic conditions, the Fund may focus on certain sectors or industries, although the Fund does not have a policy to concentrate in any industry of the market.

The Fund may use forward contracts to manage currency exposure in connection with the settlement of securities transactions.

RWC US has engaged Exchange Traded Concepts, LLC to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of RWC US and the Board of Trustees.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies around the world with growth characteristics.
Redwheel International Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal conditions, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in securities of companies in countries around the world with value characteristics.

The Fund considers a company to have “value” characteristics if it is determined by RWC Asset Management LLP (“RWC UK”), the Fund’s investment adviser, that the company’s share price trades materially below its intrinsic value. In making this determination, RWC UK evaluates a range of factors and makes adjustments it considers appropriate to reflect the underlying economic reality of the business. These may include the effects of economic or business cycles, accounting items such as tax rates, restructuring charges, capital expenditures, and pension-related adjustments, as well as balance sheet considerations, including sector-appropriate leverage, operating lease obligations, and pension liabilities. Based on this analysis, RWC UK develops an estimate of normalized earnings and applies an appropriate valuation multiple to form its view of intrinsic value. RWC UK seeks to invest in securities that it believes are trading at a significant discount to this estimate, based on conservative assumptions and forecasts. RWC UK believes that the use of conservative forecasts provides a margin of safety, which it considers a key element of value investing and an important means of seeking to mitigate the risk of permanent capital loss. The Fund invests primarily in companies outside the United States and Canada.

The Fund invests principally in equity and equity-linked securities, including common stocks, preferred stocks, rights and warrants, equity-equivalent securities such as convertible securities, pooled investment vehicles, including other investment companies, such as exchange-traded funds (“ETFs”), private placements, equity-linked notes, real estate investment trusts (“REITs”), participation notes (“P-Notes”), and depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies.

In making investment decisions for the Fund, RWC UK seeks to invest in companies that it believes are temporarily undervalued due to factors that it can identify, understand, and expect will improve over time. RWC UK follows a long-term intrinsic value investment philosophy based on the belief that short-term market sentiment can lead to overreactions to news or developments that have little or no impact on a company’s long-term value. RWC UK believes such overreactions may cause a company’s share price to diverge from the intrinsic value of its underlying business, thereby creating opportunities for long-term investors to purchase securities at prices below their estimated true value.

The Adviser considers a company to be outside the United States or Canada if any of the following apply: (i) the company is organized or maintains its principal place of business outside the United States or Canada; (ii) the company’s securities are principally traded on exchanges in countries located outside the United States or Canada; (iii) at least 50% of the company’s assets are located outside of the United States or Canada; or (iv) at least 50% of the company’s revenue is generated outside of the United States or Canada.

The Adviser has engaged Exchange Traded Concepts, LLC to serve as sub-adviser (“Sub-Adviser”) for the Fund. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the portfolio, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of RWC UK and the Board of Trustees.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in securities of companies in countries around the world with value characteristics.